RISK MANAGEMENT (Details 20) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Life [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	R$ 25,973,963	R$ 23,171,925
Insurance liabilities, Reinsurance	29,021	36,481
Insurance liabilities, Net of tax	25,944,942	23,135,444
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	371,419,090	335,365,124
Insurance liabilities, Net of tax	371,419,090	335,365,124
Non Life [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	3,680,736	3,603,722
Insurance liabilities, Reinsurance	38,510	49,327
Insurance liabilities, Net of tax	3,642,226	3,554,396
Health And Dental [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	18,641,687	16,651,963
Insurance liabilities, Net of tax	R$ 18,641,687	R$ 16,651,963